13. WARRANTS	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Warrants and Rights Note Disclosure [Abstract]
13. WARRANTS

Warrants

The following table summarizes the changes in warrants outstanding and related prices for the shares of the Company’s common stock at March 31, 2014:

Exercise Price	Number Outstanding	Warrants Outstanding Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise price	Number Exercisable	Warrants Exercisable Weighted Average Exercise Price
$0.10	2,187,101	4.12	$0.10	2,187,101	$0.10

Transactions involving the Company’s warrant issuance are summarized as follows:

	Number of Shares	Weighted Average Price Per Share
Outstanding at December 31, 2012	2,187,101	$0.10
Granted	–	–
Exercised	–	–
Canceled or expired	–	–
Outstanding at December 31, 2013	2,187,101	0.10
Granted	–	–
Exercised	–	–
Canceled or expired	–	–
Outstanding at March 31, 2014	2,187,101	$0.10

Warrants

The following table summarizes the changes in warrants outstanding and related prices for the shares of the Company’s common stock at December 31, 2013:

Exercise Price	Number Outstanding	Warrants Outstanding Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise price	Number Exercisable	Warrants Exercisable Weighted Average Exercise Price
$0.10	2,187,101	4.37	$0.10	2,187,101	$0.10

Transactions involving the Company’s warrant issuance are summarized as follows:

	Number of Shares	Weighted Average Price Per Share
Outstanding at December 31, 2011	–	$–
Granted	–	–
Exercised	–	–
Canceled or expired	–	–
Outstanding at December 31, 2012	–	–
Granted	2,187,101	0.10
Exercised	–	–
Canceled or expired	–	–
Outstanding at December 31, 2013	2,187,101	$0.10

As described in Note 7, in connection with the issuance of the Convertible Promissory Note on May 13, 2013, the Company issued the note holder a warrant to purchase 2,187,101 shares of the Company’s common stock at $0.10 per share for five years.

On January 12, 2012, the Company entered into a Warrant Agreement with Paradigm Concepts, Inc. (the "Warrant Holder"), pursuant to which the Company issued to Warrant Holder one certificate (the “Warrant Certificate”) providing the Warrant Holder with the right to purchase, at any time until the earliest occurrence of either (a) after the underlying common stock issuable in the exercise of the warrants being declared registered and effective by the SEC on a registration statement filed by the Company, or, (b) 5:30 P.M. Pacific Daylight Savings Time on July 12, 2012. The Warrant Certificate is exercisable up to $1,000,000 worth of restricted shares of common stock of the Company (the “Warrant Shares”) valued at exercise price calculated by taking the daily closing bid price of the Company’s common stock as reported on the OTCBB, on the date of the exercise of the warrants, and discounting that closing bid price by 20%; provided, however, the exercise price may in no event be lower than $0.10 per share nor greater than $0.40 per share. The Warrant is non-cancelable by the Company and non-callable.

On December 31, 2012, Warrant Agreement expired.